Insurance services - Summary of Bank's Gross Premiums or Assessments and Interest Expense Recognised (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	₨ 528,195.8	$ 5,629.3	₨ 482,963.3
Interest expense	147,083.0	$ 1,567.5	121,493.8
Non Par Protection [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	40,699.9		34,038.8
Interest expense	8,256.6		6,225.7
Non Par Riders [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	165.4		185.9
Interest expense	38.3		18.5
Non Par Savings [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	169,181.9		167,044.3
Interest expense	54,269.8		43,233.8
Non Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	3,547.2		2,270.0
Interest expense	902.7		870.2
Individual Annuity [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	61,484.2		53,613.4
Interest expense	24,516.3		20,632.5
Individual Health [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	448.7		470.1
Interest expense	20.8		15.2
Par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	152,895.6		137,161.4
Interest expense	47,746.8		42,018.3
Par Pension [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	784.6		3,009.7
Interest expense	1,418.1		1,149.7
Group Non par Life [Member]
Disclosure In Tabular Form Of Gross Premium And Interest Expenses On Long Duration Insurance Contracts [Line Items]
Gross premiums or assessments	98,988.3		85,169.7
Interest expense	₨ 9,913.6		₨ 7,329.9